Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation expenses		$ 1,223	$ 3,801	$ 328
Scheduled minimum rental payments to be received		$ 1,836
Lease expiration date		Dec. 31, 2020
Buildings
Property, Plant and Equipment [Line Items]
Asset pledged to banks to obtain loan facilities		$ 12,752
Buildings | Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex)
Property, Plant and Equipment [Line Items]
Lease expiration term	12 years
Operating lease rent free incentive period	10 months
Beginning date of lease term	Feb. 28, 2019
Scheduled minimum rental payments to be received		$ 12,157
Lease expiration date		Dec. 31, 2030